SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2019
SHARE BASED COMPENSATION
SHARE BASED COMPENSATION

25.   SHARE BASED COMPENSATION

The Company adopted a long-term incentive plan (the "2009 Plan") in July 2009 which was subsequently amended and restated. The 2009 plan provided for the issuance of options of 9,325,122 ordinary shares. The options have a contractual life of 7 years except for certain options granted to an employee in August 2009 that can be exercised until October 1, 2013. The share options will vest in 5 successive equal annual installments on the last day of each year from the grant date, provided that the personnel’s service with the Company has not terminated prior to each such vesting date. For 953,200 options granted to one employee in August 2009, the share options vested in a series of 36 months, on the last day of each month, commencing from October 1, 2008.

The Company adopted a new long-term incentive plan (the "2014 Plan") in August 2014. The 2014 Plan provides for the issuance of options of 12,796,745 ordinary shares. The options have a contractual life of 10 year. The share options will vest in 5 successive equal annual installments on the last day of each year from the grant date, provided that the personnel’s service with the Company has not terminated prior to each such vesting date.

A summary of activities under the Company’s share-based compensation plan is as follows:

	Number of		Weighted-average
	option	Weighted-average	remaining	Aggregate
	outstanding	exercise price	contractual term	intrinsic value
		(US$/share)	(in years)	(RMB)
Balance as of January 1, 2019	8,453,372	3.34	—	—
Granted	—	—	—	—
Exercise	(3,378,060)	3.35	—	—
Forfeited	(520,024)	3.29	—	—
Balance as of December 31, 2019	4,555,288	3.34	4.73	73,353,508

Vested and expected to vest as of December 31, 2019	4,456,440	3.39	4.59	70,161,689
Vested and exercisable as of December 31, 2019	4,279,300	3.41	4.54	67,601,773

The aggregate intrinsic value is calculated as the difference between the market price of ordinary shares, US$5.62 (RMB39.31) per share as of December 31, 2019 and the exercise prices of the options.

Total intrinsic value of options exercised during the year ended December 31, 2017, 2018 and 2019 were RMB110,973,732, RMB3,057,319 and RMB54,032,828 respectively.

The total fair value of shares vested for the years ended December 31, 2017, 2018 and 2019 were RMB70,106,939, RMB63,100,120 and RMB65,621,884 respectively.

The share-based compensation expense of continuing operations for the year ended December 31, 2017, 2018 and 2019 was recorded in the respective items:

	As of December 31,
	2017	2018	2019
	RMB	RMB	RMB
Costs of revenues	2,219,311	967,367	(771,464)
Selling expenses	12,722,162	6,415,213	3,424,973
General and administrative expenses	46,017,821	24,066,459	1,140,815
Research and development expenses	3,908,608	(2,141,136)	783,991
Total	64,867,902	29,307,903	4,578,315

As of December 31, 2019, the Company had unrecognized share-based compensation expense RMB1,263,892 related to non-vested share options. That deferred cost is expected to be recognized over a weighted-average period of 1.71 years. For the year ended December 31, 2019, total cash received from the exercise of share options was RMB38,245,122.